ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 2,296	$ 1,236
Payroll liabilities	86	552
Other accrued liabilities	537	406
Accounts payable and accrued liabilities	$ 2,919	$ 2,194